Acquisitions and Disposals - Summary of Impact of Disposals (Detail) - EUR (€) € in Millions		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disposals [Abstract]
Goodwill and intangible assets		€ 2,510	€ 71	€ 85
Other non-current assets		666	92	29
Current assets		261	10	5
Trade creditors and other payables		(107)	(8)
Net assets sold		3,330	165	119
(Gain)/loss on recycling of currency retranslation on disposal		(71)	66
Profit/(loss) on sale attributable to Unilever	€ 4,331	4,331	334	(95)
Consideration		7,590	563	24
Cash		7,135	560	16
Cash balances of businesses sold		321		8
Non-cash items and deferred consideration		134	3
Consideration		€ 7,590	€ 563	€ 24